UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2013

Date of reporting period:  October 31, 2012

Item 1. Report to Stockholders.

Nuance Concentrated Value Fund

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2012

NUANCE CONCENTRATED VALUE FUND

December 1, 2012

Dear Fellow Shareholders:

We are pleased to write our second semi-annual shareholder letter for the Nuance Concentrated Value Fund (NCVLX/NCAVX).  The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies.  The fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

In terms of performance, since its inception on May 31, 2011 thru October 31, 2012, NCVLX is up 4.29 percent annualized versus its primary index, the Russell 3000 Value Index up 4.46 percent and the S&P 500 Index up 5.74 percent.  Over the past year thru October 31, 2012, NCVLX is up 12.56 percent versus its primary index, the Russell 3000 Value Index up 16.70 percent and the S&P 500 Index up 15.21 percent (the gross expense ratio for the fund as of the current Prospectus is 1.85%).  As we indicated in our last report to shareholders, we believe that this time period is over such a short time horizon that we would not draw many conclusions from the performance.  However, as you can refer to in your prospectus, this product has existed in a separate account form since November 13, 2008 and we are quite pleased with our overall performance.

Performance data quoted represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

That said, we are modestly disappointed with our performance since the fund launched.  As we discussed in our last letter, we have not been finding many value opportunities in the Utility sector or the Real Estate Investment Trust industry.  In our view, the market is overvaluing companies that have higher than average dividend payout ratios and undervaluing companies that have low payout ratios.  This is due to historically low interest rates in our opinion.  That said, this anomaly is leading us to reduce our positions even further in higher payout ratio companies that include the aforementioned utilities, real estate investments trusts, and more recently consumer products companies.  We are seeing greater opportunities in Industrials, Energy, and Healthcare sectors.  The commonality in these opportunities is that stocks within these spaces have lower payout ratios and thus lower absolute dividend yields.  We believe that these companies’ cash flow and earnings power is being discounted because they are simply not returning that cash flow to their shareholders due to their own growth prospects.  Historically, the market has considered this growth a good thing and rewarded these companies with higher valuation multiples.  But in today’s yield hungry market these higher growth businesses are being largely ignored.  As such, we are pleased with the risk versus reward profile of our fund as well as the quality of the companies we own, and look forward to the market agreeing with us.

NUANCE CONCENTRATED VALUE FUND

As for your Nuance team, throughout our history we have focused our attention on studying one company at a time insuring that each company we own maintains a sound and solid competitive position and insuring that the companies we own are undervalued based on our own internally derived view of sustainable cash flows, earnings and valuation.  As of this writing we continue to find these leading business franchises selling at a discount our own internal view of intrinsic or fair value.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing.  You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail.  Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

The Russell 3000® Value Index measures the performance of the 3,000 largest U.S. domiciled companies with lower price-to-book ratios and lower forecasted growth values.  The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held publicly traded large-capitalization stocks.  It is not possible to invest directly in any index.  A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE CONCENTRATED VALUE FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

		Since
	1 Year	Inception(1)
Institutional Class	12.56%	4.29%
S&P 500 Index(2)	15.21%	5.74%
Russell 3000 Value Index(3)	16.70%	4.46%

		Since
		Inception(4)
Investor Class, Without Load		3.74%
Investor Class, With Load		(2.23)%
S&P 500 Index(2)		2.96%
Russell 3000 Value Index(3)		4.94%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(4)	July 31, 2012, these returns are not annualized.

NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments and wire transfer fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 – October 31, 2012).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (05/01/12)	Value (10/31/12)	(05/01/12 to 10/31/12)
Nuance Concentrated Value – Investor Class
Actual(2)(3)	$1,000.00	$1,037.40	$3.63
Nuance Concentrated Value – Investor Class
Hypothetical (5% return before expenses)(3)	$1,000.00	$1,018.15	$3.60
Nuance Concentrated Value – Institutional Class
Actual(2)	$1,000.00	$1,027.30	$5.88
Nuance Concentrated Value – Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

(1)
Expenses are equal to the fund’s annualized expense ratio for the period of 1.40% and 1.15% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period divided by 365.

(2)
Based on actual returns of 3.74% for the period July 31, 2012 through October 31, 2012 for the Investor Class.  Based on the actual returns for the six-month period ended October 31, 2012 of 2.73% for the Institutional Class.

(3)	Investor Class inception was July 31, 2012. All values assume a beginning date of July 31, 2012 for the Investor Class.

NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio (% of Net Assets) (Unaudited)
October 31, 2012

Short-Term Investment &
Other Assets and Liabilities
1.7%
Materials
2.5%
Consumer Discretionary
2.8%
Consumer Staples
12.9%
Information Technology
20.5%
Energy
11.9%
Industrials
21.0%
Financials
13.3%
Healthcare
13.4%

Top Ten Equity Holdings (Unaudited)
as of October 31, 2012
(% of net assets)

Kellogg Co.	9.0%
Stryker Corp.	7.6%
Texas Instruments, Inc.	6.0%
MKS Instruments, Inc.	5.6%
TE Connectivity Ltd.	5.3%
Xylem, Inc.	4.8%
ITT Corp.	4.6%
Ultra Petroleum Corp.	4.1%
Charles Schwab Corp.	4.0%
Apache Corp.	4.0%

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2012

	Shares	Value
COMMON STOCKS – 98.3%
Consumer Discretionary – 2.8%
Newell Rubbermaid, Inc.	62,685	$1,293,818
Consumer Staples – 12.9%
Kellogg Co.	79,510	4,159,963
Sysco Corp.	58,308	1,811,630
		5,971,593
Energy – 11.9%
Apache Corp.	22,085	1,827,534
Imperial Oil Ltd.	40,495	1,777,731
Ultra Petroleum Corp.*	82,645	1,885,132
		5,490,397
Financials – 13.3%
Charles Schwab Corp.	137,000	1,860,460
MetLife, Inc.	38,935	1,381,803
Northern Trust Corp.	35,038	1,674,116
State Street Corp.	27,235	1,213,864
		6,130,243
Healthcare – 13.4%
Becton Dickinson & Co.	8,625	652,740
Johnson & Johnson	16,329	1,156,420
Patterson Companies, Inc.	27,134	906,275
Stryker Corp.	66,415	3,493,429
		6,208,864
Industrials – 21.0%
3M Co.	15,414	1,350,266
ITT Corp.	101,550	2,112,240
Kaydon Corp.	21,391	478,303
Republic Services, Inc.	40,448	1,146,701
Rexnord Corp.*	43,561	789,325
Rockwell Collins, Inc.	16,960	908,717
Southwest Airlines Co.	78,215	689,856
Xylem, Inc.	91,315	2,215,302
		9,690,710

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2012

	Shares	Value
Information Technology – 20.5%
Applied Materials, Inc.	157,020	$1,664,412
MKS Instruments, Inc.	108,830	2,571,653
TE Connectivity Ltd.	75,730	2,436,991
Texas Instruments, Inc.	98,630	2,770,517
		9,443,573
Materials – 2.5%
Air Products & Chemicals, Inc.	14,800	1,147,444
Total Common Stocks
(Cost $43,788,575)		45,376,642

SHORT-TERM INVESTMENT – 1.4%
Fidelity Institutional Money Market Portfolio, 0.16%^	639,034	639,034
(Cost $639,034)
Total Investments – 99.7%
(Cost $44,427,609)		46,015,676
Other Assets and Liabilities, Net – 0.3%		161,499
Total Net Assets – 100.0%		$46,177,175

*	Non-income producing security
^	Variable rate security- The rate shown is the rate in effect as of October 31, 2012.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2012

ASSETS:
Investments, at value
(cost $44,427,609)	$46,015,676
Receivable for capital shares sold	169,392
Dividends and interest receivable	40,101
Prepaid expenses	18,069
Total assets	46,243,238

LIABILITIES:
Payable to investment advisor	22,938
Accrued expenses	21,335
Payable to affiliates	20,528
Payable for capital shares redeemed	816
Accrued distribution & shareholder service fees	446
Total liabilities	66,063

NET ASSETS	$46,177,175

NET ASSETS CONSIST OF:
Paid-in capital	$43,016,192
Accumulated undistributed net investment income	799,467
Accumulated undistributed net realized gain on investments	773,449
Net unrealized appreciation on investments	1,588,067
Net Assets	$46,177,175

	Investor	Institutional
	Class	Class
Net Assets	$10,378	$46,166,797
Shares issued and outstanding(1)	985	4,380,153
Net asset value, redemption price and minimum offering price per share	$10.53	$10.54
Maximum offering price per share	$11.17	N/A

(1)Unlimited shares authorized.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2012

INVESTMENT INCOME:
Dividend income	$508,481
Less: Foreign taxes withheld	(1,205)
Interest income	1,626
Total investment income	508,902

EXPENSES:
Investment adviser fees	182,736
Fund administration & accounting fees	38,645
Transfer agent fees	25,429
Federal & state registration fees	20,619
Audit fees	7,544
Trustee fees	6,808
Compliance fees	6,072
Legal fees	5,241
Other	4,982
Custody fees	3,476
Postage & printing fees	2,467
Distribution and/or shareholder service fees:
Investor Class	7
Institutional Class	11,128
Total expenses before reimbursement	315,154
Less: Reimbursement from investment adviser (Note 4)	(67,917)
Net expenses	247,237

NET INVESTMENT INCOME	261,665

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	713,998
Net change in unrealized appreciation on investments	307,518

Net realized and unrealized gain on investments	1,021,516

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,283,181

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Changes in Net Assets

	Six Months Ended	For the Period
	October 31, 2012	Inception through
	(Unaudited)	April 30, 2012(1)
OPERATIONS:
Net investment income	$261,665	$719,381
Net realized gain on investments	713,998	59,331
Net change in unrealized appreciation on investments	307,518	1,280,549
Net increase in net assets resulting from operations	1,283,181	2,059,261
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	10,000	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets from Investor Class transactions	10,000	—
Institutional Class:
Proceeds from shares sold	7,201,051	38,710,167
Proceeds from reinvestment of distributions	—	180,562
Payments for shares redeemed	(1,718,424)	(1,367,164)
Increase in net assets from Institutional Class transactions	5,482,627	37,523,565
Net increase in net assets resulting from capital share transactions	5,492,627	37,523,565
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	—
Institutional Class	—	(181,459)
From net realized gains:
Investor Class	—	—
Institutional Class	—	—
Total distributions to shareholders	—	(181,459)
TOTAL INCREASE IN NET ASSETS	6,775,808	39,401,367
NET ASSETS:
Beginning of period	39,401,367	—
End of period (including accumulated undistributed net investment income
of $799,467 and $537,802 respectively)	$46,177,175	$39,401,367
TRANSACTIONS IN SHARES:
Investor Class:
Shares sold	985	—
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	—	—
Net increase in Investor Class shares	985	—
Institutional Class:
Shares sold	708,744	3,961,169
Shares issued to holders in reinvestment of dividends	—	19,148
Shares redeemed	(169,463)	(139,445)
Net increase in Institutional Class shares	539,281	3,840,872
Net increase in shares outstanding	540,266	3,840,872

(1)Inception date of the Fund was May 31, 2011.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.
	For the Period
	Inception through
	October 31, 2012(1)
Investor Class	(Unaudited)

PER SHARE DATA:

Net asset value, beginning of period	$10.15

INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.38

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Dividends from net capital gains	—
Total distributions	—

Net asset value, end of period	$10.53

TOTAL RETURN	3.74	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.0	(3)

Ratio of expenses to average net assets:
Before expense reimbursement	1.66	%(4)
After expense reimbursement	1.40	%(4)

Ratio of net investment income to average net assets:
Before expense reimbursement	0.71	%(4)
After expense reimbursement	0.97	%(4)

Portfolio turnover rate	53	%(2)

(1)	Inception date of the Investor Class was July 31, 2012.
(2)	Not annualized.
(3)	Amount rounds to zero.
(4)	Annualized.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended		For the Period
	October 31, 2012		Inception through
Institutional Class	(Unaudited)		April 30, 2012(1)

PER SHARE DATA:

Net asset value, beginning of period	$10.26		$10.00

INVESTMENT OPERATIONS:
Net investment income	0.04		0.26
Net realized and unrealized gain on investments	0.24		0.07	(2)
Total from investment operations	0.28		0.33

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.07)
Dividends from net capital gains	—		—
Total distributions	—		(0.07)

Net asset value, end of period	$10.54		$10.26

TOTAL RETURN	2.73	%(3)	3.33	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$46.2		$39.4

Ratio of expenses to average net assets:
Before expense reimbursement	1.46	%(4)	1.84	%(4)
After expense reimbursement	1.15	%(4)	1.15	%(4)

Ratio of net investment income to average net assets:
Before expense reimbursement	0.91	%(4)	2.49	%(4)
After expense reimbursement	1.22	%(4)	3.18	%(4)

Portfolio turnover rate	53	%(3)	77	%(3)

(1)	Inception date of the Institutional Class was May 31, 2011.
(2)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2012

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2012, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the consolidated statement of operations.  During the period ended October 31, 2012, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2012

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$45,376,642	$—	$—	$45,376,642
Short-Term Investment	639,034	—	—	639,034
Total Investments in Securities	$46,015,676	$—	$—	$46,015,676

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2012

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement is in effect through at least July 31, 2013, subject thereafter to termination at any time with 60 days written notice and approval by the Trust’s Board of Trustees through August 31, 2013.  Prior to July 31, 2013, this Operating Expense Limitation Agreement cannot be terminated.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
4/30/2015	$156,646
4/30/2016	67,917

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the period ended October 31, 2012, the Fund incurred $38,645 in administration and fund accounting fees.

USBFS also serves as the transfer agent to the Fund.  For the period ended October 31, 2012, the Fund incurred $15,418 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended October 31, 2012, the Fund incurred $3,476 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended October 31, 2012 the Fund incurred $6,072 in compliance fees.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2012

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2012, the Investor Class incurred expenses of $7 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2012, the Fund incurred $11,128 in shareholder servicing fees under the Agreement.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2012, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$29,913,646	$21,629,935

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2012, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$2,342,136	$(754,069)	$1,588,067	$44,427,609

The tax basis of investments for tax and financial reporting purposes differs, principally due to the deferral of losses on wash sales.

At April 30, 2012, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Other	Unrealized	Total
Undistributed	Long-Term	Accumulated	Appreciation	Accumulated
Ordinary Income	Capital Gains	Losses	(Depreciation)	Earnings
$652,024	$—	$—	$1,225,778	$1,877,802

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2012

As of April 30, 2012, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2012, the Fund does not plan to defer any late year losses.

There were no distributions paid during the six months ended October 31, 2012.

The tax character of distributions paid during the period ended April 30, 2012 were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$181,459	$—	$181,459

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2012, Nuance Investments, LLC owned 100% of the outstanding shares of the Investor Class, and the Bicknell Family in a number of shareholder accounts owned 48.23% of the outstanding shares of the Institutional Class.

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2012

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-621-9258.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-621-9258.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44145

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*        /s/James R. Arnold
 James R. Arnold, President

Date    January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/James R. Arnold
 James R. Arnold, President

Date    January 3, 2013

By (Signature and Title)*        /s/Brian R. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer

Date    January 3, 2013

* Print the name and title of each signing officer under his or her signature.